UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3651
                                    --------------------------------------------

                           Touchstone Strategic Trust
 -------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
 -------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------

Date of fiscal year end:      03/31
                          --------------------------
Date of reporting period:    06/30/09
                          --------------------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Diversified Small Cap Growth Fund - June 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                     MARKET
COMMON STOCKS -- 96.9%                            SHARES             VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 27.0%
Anixter International, Inc.*                       4,464         $      167,802
Ariba, Inc.*                                      15,815                155,620
Avnet, Inc.*                                       6,116                128,619
CACI International, Inc. - Class A*                6,485                276,974
ComScore, Inc.*                                   18,634                248,205
Digital River, Inc.*                               8,593                312,098
DivX, Inc.*                                       15,222                 83,569
Euronet Worldwide, Inc.* +                        22,639                438,970
F5 Networks, Inc.*                                 7,258                251,054
j2 Global Communications, Inc.*                   12,156                274,239
ManTech International Corp.*                       3,125                134,500
Micros Systems, Inc.*                              5,983                151,490
Microsemi Corp.*                                  24,347                335,989
Multi-Fineline Electronix, Inc.*                   6,816                145,862
NetScout Systems, Inc.*                           14,153                132,755
Novatel Wireless, Inc.*                           20,407                184,071
Nuance Communications, Inc.* +                    13,667                165,234
Parametric Technology Corp.*                      21,760                254,374
Polycom, Inc.*                                    15,860                321,482
Progress Software Corp.*                          13,065                276,586
Skyworks Solutions, Inc.* +                       47,367                463,250
Sybase, Inc.* +                                    6,270                196,502
Taleo Corp.*                                       8,275                151,184
Tessera Technologies, Inc.*                       12,659                320,146
United Online, Inc.                               30,245                196,895
ValueClick, Inc.*                                 16,771                176,431
Virtusa Corp.*                                     8,140                65,364
VistaPrint Ltd.* +                                12,785                545,281
Web.Com Group, Inc.*                              45,126                254,059
Wright Express Corp.*                              9,889                251,873
--------------------------------------------------------------------------------
                                                                      7,060,478
--------------------------------------------------------------------------------

HEALTH CARE -- 25.3%
Acorda Therapeutics, Inc.*                        22,220                626,381
Alexion Pharmaceuticals, Inc.*                    13,473                554,010
Auxilium Pharmaceuticals, Inc.*                    6,530                204,911
Biomarin Pharmaceutical, Inc.*                    24,886                388,470
CardioNet, Inc.*                                  22,440                366,221
eResearch Technology, Inc.*                       38,970                242,004
Genomic Health, Inc.*                             23,393                405,401
HMS Holdings Corp.*                                5,435                221,313
Myriad Genetics, Inc.*                                 1                      2
NuVasive, Inc.* +                                 13,080                583,368
Onyx Pharmaceuticals, Inc.*                        9,235                260,981
OSI Pharmaceuticals, Inc.* +                      10,957                309,316
RTI Biologics, Inc.*                             103,430                443,715
SonoSite, Inc.*                                   24,885                499,193
Spectranetics Corp. (The)*                        80,655                397,629
TranS1, Inc.*                                     33,911                211,266
United Therapeutics Corp.*                         5,690                474,148
Wright Medical Group, Inc.*                       26,010                422,923
--------------------------------------------------------------------------------
                                                                      6,611,252
--------------------------------------------------------------------------------

INDUSTRIALS -- 15.3%
Adminstaff, Inc.                                   9,245                215,131
Ameron International Corp.                         4,415                295,982
Astec Industries, Inc.*                            6,775                201,150
Ducommun, Inc.                                    10,320                193,913
Duff & Phelps Corp. - Class A                     13,905                247,231
EnPro Industries, Inc.*                           14,002                252,176
ESCO Technologies, Inc.*                           5,150                230,720
GrafTech International Ltd.*                      25,505                288,462
Granite Construction, Inc.                         5,990                199,347
Kforce, Inc.*                                     20,720                171,354
LaBarge, Inc.*                                    16,868                156,366
MYR Group, Inc.*                                   9,070                183,395
Old Dominion Freight Line, Inc.*                   8,555                287,191
Powell Industries, Inc.*                           6,060                224,644
Sykes Enterprises, Inc.*                          16,320                295,229
TBS International Ltd.* +                         21,695                169,438
Valmont Industries, Inc.                           2,190                157,855
Wabtec Corp.                                       3,768                121,217
Watson Wyatt Worldwide, Inc. - Class A             2,711                101,744
--------------------------------------------------------------------------------
                                                                      3,992,545
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 13.4%
99 Cents Only Stores* +                           24,108                327,387
Big Lots, Inc.*                                   21,603                454,310
BJ'S Restaurants, Inc.*                           15,375                259,376
Chipotle Mexican Grill, Inc. - Class A* +          1,531                122,480
Coinstar, Inc.*                                   12,298                328,357
Deckers Outdoor Corp.*                             3,651                256,556
Fuel Systems Solutions, Inc.* +                    8,780                177,268
Iconix Brand Group, Inc.*                          9,275                142,650
LKQ Corp.*                                        20,630                339,364
Morningstar, Inc.*                                 6,506                268,242
Netflix, Inc.* +                                   7,753                320,509
Panera Bread Co. - Class A*                        4,735                236,087
PetMed Express, Inc.*                             17,493                262,920
--------------------------------------------------------------------------------
                                                                      3,495,506
--------------------------------------------------------------------------------

ENERGY -- 4.6%
Alpha Natural Resources, Inc.* +                   5,635                148,031
Arena Resources, Inc.*                             7,750                246,838
Atwood Oceanics, Inc.*                             5,887                146,645
Comstock Resources, Inc.*                          3,825                126,416
Lufkin Industries, Inc.                            4,340                182,497
Natural Gas Services Group, Inc.*                 13,726                182,556
T-3 Energy Services, Inc.*                        13,960                166,264
--------------------------------------------------------------------------------
                                                                      1,199,247
--------------------------------------------------------------------------------

FINANCIALS -- 4.3%
Cash America International, Inc.                   8,235                192,617
EZCORP, Inc. - Class A*                           24,650                265,727
First Cash Financial Services, Inc.*              12,535                219,613
Portfolio Recovery Associates, Inc.*              11,559                447,680
--------------------------------------------------------------------------------
                                                                      1,125,637
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 2.7%
BJ's Wholesale Club, Inc.*                         2,311                 74,484
Chattem, Inc.*                                     2,940                200,213
Flowers Foods, Inc.                                7,815                170,680
Lancaster Colony Corp.                             4,167                183,639
Whole Foods Market, Inc.* +                        3,572                 67,797
--------------------------------------------------------------------------------
                                                                        696,813
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 1.8%
NTELOS Holdings Corp.                             10,120                186,410
Syniverse Holdings, Inc.*                         17,490                280,365
--------------------------------------------------------------------------------
                                                                        466,775
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Diversified Small Cap Growth Fund (Continued)
--------------------------------------------------------------------------------

                                                                     MARKET
COMMON STOCKS -- 96.9% (CONTINUED)                SHARES             VALUE
--------------------------------------------------------------------------------

MATERIALS -- 1.5%
Greif, Inc. - Class A                              4,050         $      179,090
LSB Industries, Inc.*                              3,250                 52,553
Olin Corp.                                        13,475                160,218
--------------------------------------------------------------------------------
                                                                        391,861
--------------------------------------------------------------------------------

MISCELLANEOUS -- 1.0%
iShares Russell 2000 Growth Index Fund +           4,765                270,128
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $   25,310,242
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 16.7%
Invesco AIM Liquid Assets Portfolio **         3,585,799         $    3,585,799
Touchstone Institutional
    Money Market Fund^                           763,576                763,576
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                           $    4,349,375
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 113.6%
(Cost $30,719,218)                                               $   29,659,617

LIABILITIES IN EXCESS OF OTHER ASSETS -- (13.6%)                     (3,557,904)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $   26,101,713
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2009, was $3,474,775.

**    Represents collateral for securities loaned.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation in the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolio of Investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                 LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
--------------------------------------------------------------------------------
Common Stock              $ 25,310,242  $         --  $         --  $ 25,310,242
Mutual Funds                 4,349,375            --            --     4,349,375
                          ------------------------------------------------------
                                                                    $ 29,659,617

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Growth Opportunities Fund - June 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                     MARKET
COMMON STOCKS -- 98.3%                            SHARES             VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 38.9%
Analog Devices, Inc.                              27,450         $      680,211
BMC Software, Inc.* +                             22,100                746,759
Check Point Software Technologies Ltd.*           34,800                816,756
Cognizant Technology Solutions Corp.*             30,330                809,811
Dell, Inc.*                                       51,500                707,095
EMC Corp.*                                        56,900                745,390
Hewlett-Packard Co.                               18,700                722,755
International Business Machines Corp.              6,700                699,614
Maxim Integrated Products, Inc.                   27,450                430,691
Microsoft Corp.                                   41,800                993,585
NICE Systems Ltd. - SPONS ADR*                    19,400                447,558
Nuance Communications, Inc.* +                    52,200                631,098
Oracle Corp.                                      44,200                946,764
Polycom, Inc.*                                    20,800                421,616
QUALCOMM, Inc.                                    17,050                770,660
SkillSoft PLC - ADR*                              59,600                464,880
VeriFone Holdings, Inc.*                          36,100                271,111
Yahoo!, Inc.*                                     29,500                461,970
--------------------------------------------------------------------------------
                                                                     11,768,324
--------------------------------------------------------------------------------

HEALTH CARE -- 16.7%
Adolor Corp.*                                    111,800                196,768
Celgene Corp.* +                                  21,625              1,034,540
Elan Corp. PLC - SPONS ADR* +                     81,700                520,429
Masimo Corp.*                                     21,400                515,954
OSI Pharmaceuticals, Inc.* +                      22,100                623,883
Santarus, Inc.*                                   61,600                173,712
Shire PLC - ADR                                   16,100                667,828
Thermo Fisher Scientific, Inc.*                   16,100                656,397
Vertex Pharmaceuticals, Inc.*                     18,100                645,084
--------------------------------------------------------------------------------
                                                                      5,034,595
--------------------------------------------------------------------------------

ENERGY -- 12.1%
Exterran Holdings, Inc.* +                        14,100                226,164
National-Oilwell Varco, Inc.*                     22,700                741,382
Peabody Energy Corp.                              22,100                666,536
Quicksilver Resources, Inc.* +                    60,200                559,258
Suncor Energy, Inc. +                             24,100                731,194
Weatherford International Ltd.*                   38,800                758,928
--------------------------------------------------------------------------------
                                                                      3,683,462
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 8.6%
Coca-Cola Co. (The) +                              9,400                451,106
Colgate-Palmolive Co. +                            9,400                664,956
CVS Caremark Corp.                                32,800              1,045,336
PepsiCo, Inc.                                      8,400                461,664
--------------------------------------------------------------------------------
                                                                      2,623,062
--------------------------------------------------------------------------------

INDUSTRIALS -- 8.1%
AMETEK, Inc. +                                    18,050                624,169
Geo Group, Inc. (The)*                            25,400                471,932
IDEX Corp. +                                      17,100                420,147
ITT Corp.                                         12,700                565,150
MSC Industrial Direct Co., Inc. - Class A +       10,700                379,636
--------------------------------------------------------------------------------
                                                                      2,461,034
--------------------------------------------------------------------------------

MATERIALS -- 5.0%
Mosaic Co. (The)                                   9,350                414,205
Praxair, Inc.                                     10,000                710,700
Yamana Gold, Inc.                                 43,500                384,540
--------------------------------------------------------------------------------
                                                                      1,509,445
--------------------------------------------------------------------------------

FINANCIALS -- 4.5%
Charles Schwab Corp. (The)                        34,100                598,114
Waddell & Reed Financial, Inc.                    29,450                776,597
--------------------------------------------------------------------------------
                                                                      1,374,711
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 4.4%
Chico's FAS, Inc.*                                37,500                364,875
Starbucks Corp.* +                                33,500                465,315
Target Corp. +                                    12,750                503,243
--------------------------------------------------------------------------------
                                                                      1,333,433
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $   29,788,066
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 25.6%
Invesco AIM Liquid Assets Portfolio **         7,135,620              7,135,620
Touchstone Institutional
    Money Market Fund^                           638,233                638,233
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                           $    7,773,853
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 123.9%
(Cost $39,164,417)                                               $   37,561,919

LIABILITIES IN EXCESS OF OTHER ASSETS -- (23.9%)                     (7,234,919)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $   30,327,000
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2009, was $7,129,112.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation in the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolio of Investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                 LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
--------------------------------------------------------------------------------
Common Stock              $ 29,788,066  $         --  $         --  $ 29,788,066
Mutual Funds                 7,773,853            --            --     7,773,853
                          ------------------------------------------------------
                                                                    $ 37,561,919

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Large Cap Core Equity Fund - June 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                     MARKET
COMMON STOCKS -- 98.0%                            SHARES             VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 22.3%
Amphenol Corp. - Class A                          26,566         $      840,548
Applied Materials, Inc. +                         49,337                541,227
Cisco Systems, Inc.*                              76,828              1,432,074
Fiserv, Inc.*                                     13,150                600,955
Hewlett-Packard Co.                               28,233              1,091,205
Intel Corp.                                       70,529              1,167,255
International Business Machines Corp.             10,410              1,087,012
Microsoft Corp.                                   76,611              1,821,044
Oracle Corp.                                      55,185              1,182,063
QUALCOMM, Inc.                                    35,259              1,593,707
Western Union Co.                                 39,813                652,933
--------------------------------------------------------------------------------
                                                                     12,010,023
--------------------------------------------------------------------------------

ENERGY -- 13.5%
Chevron Corp.                                     20,611              1,365,479
ConocoPhillips                                    31,858              1,339,947
Ensco International, Inc. +                       27,272                950,975
Marathon Oil Corp.                                55,617              1,675,740
Transocean Ltd.*                                  12,348                917,333
XTO Energy, Inc.                                  25,872                986,758
--------------------------------------------------------------------------------
                                                                      7,236,232
--------------------------------------------------------------------------------

HEALTH CARE -- 12.7%
Johnson & Johnson +                               17,297                982,470
Laboratory Corp. of America Holdings*             20,503              1,389,898
McKesson Corp. +                                  21,701                954,844
Novartis AG - ADR                                 29,132              1,188,294
Teva Pharmaceutical Industries Ltd. +             17,480                862,463
WellPoint, Inc.*                                  28,487              1,449,704
--------------------------------------------------------------------------------
                                                                      6,827,673
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 12.0%
Altria Group, Inc.                                44,375                727,306
CVS Caremark Corp.                                27,011                860,841
Kimberly-Clark Corp.                              19,691              1,032,399
Kraft Foods, Inc. - Class A                       39,190                993,075
PepsiCo, Inc.                                     19,530              1,073,369
Philip Morris International, Inc.                 40,668              1,773,938
--------------------------------------------------------------------------------
                                                                      6,460,928
--------------------------------------------------------------------------------

FINANCIALS -- 11.5%
AFLAC, Inc. +                                     43,198              1,343,026
Allstate Corp. (The)                              26,736                652,358
American Express Co. +                            33,288                773,613
BB&T Corp. +                                      24,510                538,730
Goldman Sachs Group +                              9,505              1,401,417
Morgan Stanley                                    29,519                841,587
PNC Financial Services Group +                    15,910                617,467
--------------------------------------------------------------------------------
                                                                      6,168,198
--------------------------------------------------------------------------------

INDUSTRIALS -- 10.8%
Danaher Corp. +                                   13,035                804,781
Emerson Electric Co.                              22,482                728,417
Honeywell International, Inc.                     15,316                480,922
Illinois Tool Works, Inc.                         28,099              1,049,217
Union Pacific Corp.                               21,658              1,127,515
United Technologies Corp.                         31,097              1,615,800
--------------------------------------------------------------------------------
                                                                      5,806,652
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 7.9%
Best Buy Co., Inc. +                              32,689              1,094,754
Honda Motor Co., Ltd. - SPONS ADR                 30,710                840,533
McDonald's Corp.                                  17,250                991,703
Target Corp. +                                    33,446              1,320,113
--------------------------------------------------------------------------------
                                                                      4,247,103
--------------------------------------------------------------------------------

UTILITIES -- 2.6%
Dominion Resources, Inc.                          41,704              1,393,748
--------------------------------------------------------------------------------

MATERIALS -- 2.4%
Praxair, Inc.                                     18,022              1,280,824
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 2.3%
AT&T, Inc.                                        50,249              1,248,185
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $   52,679,566
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 20.8%
Invesco AIM Liquid Assets Portfolio **        10,221,995             10,221,995
Touchstone Institutional
    Money Market Fund^                           973,643                973,643
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                           $   11,195,638
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 118.8%
(Cost $72,006,334)                                               $   63,875,204

LIABILITIES IN EXCESS OF OTHER ASSETS -- (18.8%)                    (10,092,429)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $   53,782,775
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2009, was $9,855,604.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation in the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolio of Investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                 LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
--------------------------------------------------------------------------------
Common Stock              $ 52,679,566  $         --  $         --  $ 52,679,566
Mutual Funds                11,195,638            --            --    11,195,638
                          ------------------------------------------------------
                                                                    $ 63,875,204

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Large Cap Growth Fund - June 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                     MARKET
COMMON STOCKS -- 98.0%                            SHARES             VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 22.1%
Baidu, Inc. - SPONS ADR*                          55,710         $   16,773,724
Broadcom Corp.*                                  950,000             23,550,500
Infosys Technologies Ltd. - ADR +                532,900             19,600,062
International Business Machines Corp. +          223,140             23,300,279
Juniper Networks, Inc.*                        1,060,000             25,016,000
Oracle Corp.                                   1,261,880             27,029,470
QUALCOMM, Inc.                                   670,520             30,307,505
Taiwan Semiconductor
    Manufacturing Co., Ltd. +                  1,102,925             10,378,524
--------------------------------------------------------------------------------
                                                                    175,956,064
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 20.4%
Amazon.com, Inc.* +                              377,750             31,602,565
Apollo Group, Inc. - Class A*                    278,150             19,782,028
AutoZone, Inc.* +                                110,070             16,632,678
DIRECTV Group, Inc.* +                           687,395             16,985,530
Gap, Inc. (The) +                                852,600             13,982,640
Kohl's Corp.* +                                  573,283             24,507,848
McDonald's Corp.                                 392,945             22,590,408
TJX Cos., Inc. (The) +                           500,000             15,730,000
--------------------------------------------------------------------------------
                                                                    161,813,697
--------------------------------------------------------------------------------

MATERIALS -- 13.7%
BHP Billiton Ltd. +                              325,110             17,793,270
Companhia Siderurgica Nacional +                 672,600             15,032,610
Monsanto Co.                                     181,200             13,470,408
Potash Corp. of Saskatchewan, Inc. +             176,185             16,394,014
Praxair, Inc. +                                  357,025             25,373,767
Southern Copper Corp. +                        1,001,500             20,470,660
--------------------------------------------------------------------------------
                                                                    108,534,729
--------------------------------------------------------------------------------

HEALTH CARE -- 11.0%
Amgen, Inc.*                                     450,314             23,839,623
Express Scripts, Inc.*                           388,995             26,743,407
Gilead Sciences, Inc.* +                         430,305             20,155,486
St. Jude Medical, Inc.* +                        394,000             16,193,400
--------------------------------------------------------------------------------
                                                                     86,931,916
--------------------------------------------------------------------------------

INDUSTRIALS -- 10.4%
First Solar, Inc.*                               154,540             25,054,024
Norfolk Southern Corp.                           362,510             13,655,752
Precision Castparts Corp.                        305,000             22,274,150
Union Pacific Corp. +                            405,883             21,130,269
--------------------------------------------------------------------------------
                                                                     82,114,195
--------------------------------------------------------------------------------

ENERGY -- 10.0%
Anadarko Petroleum Corp. +                       408,180             18,527,290
Chevron Corp.                                    218,500             14,475,625
Occidental Petroleum Corp.                       277,100             18,235,951
Southwestern Energy Co.* +                       718,425             27,910,811
--------------------------------------------------------------------------------
                                                                     79,149,677
--------------------------------------------------------------------------------

FINANCIALS -- 5.9%
Northern Trust Corp.                             437,000             23,458,160
TD Ameritrade Holding Corp.*                   1,332,180             23,366,437
--------------------------------------------------------------------------------
                                                                     46,824,597
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 4.5%
Colgate-Palmolive Co. +                          232,335             16,435,378
Wal-Mart Stores, Inc.                            390,270             18,904,679
--------------------------------------------------------------------------------
                                                                     35,340,057
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $  776,664,932
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 23.8%
Invesco AIM Liquid Assets Portfolio **       179,465,719            179,465,719
Touchstone Institutional
    Money Market Fund^                         9,463,970              9,463,970
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                           $  188,929,689
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 121.8%
(Cost $909,589,392)                                              $  965,594,621

LIABILITIES IN EXCESS OF OTHER ASSETS -- (21.8%)                   (172,858,782)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $  792,735,839
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2009, was $173,644,832.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation in the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolio of Investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                 LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
--------------------------------------------------------------------------------
Common Stock              $776,664,932  $         --  $         --  $776,664,932
Mutual Funds               188,929,689            --            --   188,929,689
                          ------------------------------------------------------
                                                                    $965,594,621

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Large Cap Value Fund - June 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                     MARKET
PREFERRED STOCK -- 1.3%                           SHARES             VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 0.8%
Citigroup, Inc.*                                   5,000         $       93,400
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 0.5%
General Motors Corp.                              18,600                 52,638
--------------------------------------------------------------------------------

TOTAL PREFERRED STOCK                                            $      146,038
--------------------------------------------------------------------------------

COMMON STOCKS -- 96.7%
FINANCIALS -- 33.3%
Bank of America Corp.                             49,692                655,934
Capital One Financial Corp. +                     30,900                676,093
Chimera Investment Corp.                          10,000                 34,900
Genworth Financial, Inc. - Class A*               93,447                653,195
Hartford Financial Services Group, Inc. +         42,300                502,101
JPMorgan Chase & Co.                               7,700                262,647
Lincoln National Corp. +                          34,800                598,908
MetLife, Inc.                                      5,500                165,055
Morgan Stanley                                     4,800                136,848
Torchmark Corp.                                    4,100                151,864
--------------------------------------------------------------------------------
                                                                      3,837,545
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 18.5%
Alcatel - Lucent - SPONS ADR* +                  153,200                379,936
Arrow Electronics, Inc.*                          10,500                223,020
Avnet, Inc.*                                      10,400                218,712
Dell, Inc.*                                       28,000                384,440
Lam Research Corp.*                               15,600                405,600
Motorola, Inc.*                                   63,500                421,005
Novellus Systems, Inc.* +                          5,500                 91,850
--------------------------------------------------------------------------------
                                                                      2,124,563
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 14.9%
Centex Corp.*                                     42,600                360,396
D.R. Horton, Inc.                                 10,800                101,088
J.C. Penney Co., Inc.                              7,800                223,938
Magna International, Inc.*                        12,700                536,448
Pulte Homes, Inc.* +                              31,800                280,794
Ryland Group, Inc. (The)                          12,900                216,720
--------------------------------------------------------------------------------
                                                                      1,719,384
--------------------------------------------------------------------------------

UTILITIES -- 10.5%
Allegheny Energy, Inc. +                           8,900                228,285
Mirant Corp.*                                     21,302                335,293
RRI Energy, Inc.*                                128,700                644,787
--------------------------------------------------------------------------------
                                                                      1,208,365
--------------------------------------------------------------------------------

ENERGY -- 9.1%
Chesapeake Energy Corp.                           30,700                608,781
Nabors Industries Ltd.* +                         18,400                286,672
XTO Energy, Inc.                                   4,000                152,560
--------------------------------------------------------------------------------
                                                                      1,048,013
--------------------------------------------------------------------------------

INDUSTRIALS -- 4.8%
Navistar International Corp.*                     12,600                549,360
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 3.1%
Sprint Nextel Corp.*                              75,300                362,193
--------------------------------------------------------------------------------

MISCELLANEOUS -- 2.0%
iShares Dow Jones US Home
    Construction Fund +                           10,100                 98,980
iShares Russell 1000 Value Index Fund              2,700                128,520
--------------------------------------------------------------------------------
                                                                        227,500
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 0.5%
Tyson Foods, Inc. - Class A +                      4,500                 56,745
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $   11,133,668
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 25.6%
Invesco AIM Liquid Assets Portfolio **         2,613,739              2,613,739
Touchstone Institutional
    Money Market Fund^                           331,111                331,111
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                           $    2,944,850
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 123.6%
(Cost $16,545,666)                                               $   14,224,556

LIABILITIES IN EXCESS OF OTHER ASSETS -- (23.6%)                     (2,720,128)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $   11,504,428
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2009, was $2,499,809.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation in the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolio of Investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                  LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
--------------------------------------------------------------------------------
Common Stock              $ 11,133,668  $         --  $         --  $ 11,133,668
Mutual Funds                 2,944,850            --            --     2,944,850
Preferred Stock                146,038            --            --       146,038
                          ------------------------------------------------------
                                                                    $ 14,224,556

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Mid Cap Growth Fund - June 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                     MARKET
COMMON STOCKS -- 96.4%                            SHARES             VALUE
--------------------------------------------------------------------------------

INDUSTRIALS -- 16.6%
Alliant Techsystems, Inc.* +                      49,935         $    4,112,647
AMETEK, Inc. +                                   233,450              8,072,701
Corrections Corp. of America*                    467,000              7,934,330
CSX Corp.                                        269,550              9,334,517
Cummins, Inc.                                    183,900              6,475,119
Dover Corp. +                                    170,790              5,651,441
Hexcel Corp.*                                    638,995              6,089,622
IDEX Corp. +                                     321,000              7,886,970
ITT Corp.                                        194,000              8,633,000
Jacobs Engineering Group, Inc.*                   83,302              3,506,181
Joy Global, Inc.                                 164,090              5,861,295
Kirby Corp.*                                     260,500              8,281,295
MSC Industrial Direct Co., Inc. - Class A +      318,800             11,311,023
Precision Castparts Corp.                         49,400              3,607,682
Rockwell Collins, Inc.                           136,845              5,710,542
SPX Corp.                                        110,175              5,395,270
Tyco International Ltd.                          219,200              5,694,816
--------------------------------------------------------------------------------
                                                                    113,558,451
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 15.6%
Agilent Technologies, Inc.* +                    239,700              4,868,307
Alcatel-Lucent - SPONS ADR*                    2,285,900              5,669,032
Altera Corp.                                     118,300              1,925,924
Analog Devices, Inc.                             234,000              5,798,520
Avnet, Inc.*                                     184,100              3,871,623
BMC Software, Inc.* +                            253,300              8,559,007
Broadcom Corp.* +                                275,600              6,832,124
Brocade Communications Systems, Inc.*            551,200              4,310,384
Cognizant Technology Solutions Corp.*            315,950              8,435,865
Global Payments, Inc.                            151,150              5,662,079
Maxim Integrated Products, Inc.                  414,500              6,503,505
Microchip Technology, Inc.                       271,200              6,115,560
Motorola, Inc.*                                  992,700              6,581,601
National Semiconductor Corp. +                   234,900              2,947,995
NICE Systems Ltd. - SPONS ADR*                   395,100              9,114,957
Quest Software, Inc.* +                          696,000              9,702,239
Red Hat, Inc.* +                                 338,050              6,804,947
Verigy Ltd.*                                     276,851              3,369,277
--------------------------------------------------------------------------------
                                                                    107,072,946
--------------------------------------------------------------------------------

HEALTH CARE -- 14.7%
Beckman Coulter, Inc. +                           52,200              2,982,708
Celgene Corp.* +                                 193,032              9,234,651
Cerner Corp.* +                                   95,100              5,923,779
DaVita, Inc.*                                    188,550              9,325,683
Edwards Lifesciences Corp.*                       59,450              4,044,384
Elan Corp. PLC - SPONS ADR* +                    942,900              6,006,273
Life Technologies Corp.*                         276,100             11,518,891
Mettler-Toledo International, Inc.* +            138,050             10,650,558
QIAGEN N.V.*                                     332,600              6,183,034
Shire PLC - ADR +                                269,400             11,174,712
Teleflex, Inc.                                    12,765                572,255
Thermo Fisher Scientific, Inc.*                  144,650              5,897,381
United Therapeutics Corp.*                        51,350              4,278,996
Vertex Pharmaceuticals, Inc.* +                  363,700             12,962,267
--------------------------------------------------------------------------------
                                                                    100,755,572
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 13.3%
Abercrombie & Fitch Co. +                        149,608              3,798,547
Advance Auto Parts, Inc.                         215,532              8,942,423
American Eagle Outfitters, Inc.                  335,400              4,752,618
Bed Bath & Beyond, Inc.* +                       360,200             11,076,150
Best Buy Co., Inc. +                             182,700              6,118,623
Burger King Holdings, Inc.                       286,200              4,942,674
DeVry, Inc.                                       90,100              4,508,604
Discovery Communications, Inc.*                  291,850              6,581,218
Lennar Corp. - Class A                           250,200              2,424,438
Macy's, Inc. +                                   351,224              4,130,394
Marriott International, Inc. - Class A +         244,807              5,402,891
Snap-On, Inc.                                    101,880              2,928,031
Starbucks Corp.* +                               416,700              5,787,963
TJX Cos., Inc. (The) +                           265,000              8,336,900
Toll Brothers, Inc.*                             151,600              2,572,652
Urban Outfitters, Inc.*                          201,400              4,203,218
WABCO Holdings, Inc.*                            275,830              4,882,191
--------------------------------------------------------------------------------
                                                                     91,389,535
--------------------------------------------------------------------------------

FINANCIALS -- 11.6%
Annaly Capital Management, Inc. +                691,500             10,469,309
Arch Capital Group, Ltd.*                        136,700              8,007,886
Assurant, Inc.                                   157,980              3,805,738
Federated Investors, Inc. - Class B +            246,400              5,935,776
Fidelity National Financial, Inc.                312,250              4,224,743
First Horizon National Corp.* +                  275,261              3,303,138
Hudson City Bancorp, Inc.                        343,475              4,564,783
Invesco Ltd.                                     266,420              4,747,604
KeyCorp +                                        487,500              2,554,500
Knight Capital Group, Inc. - Class A*            320,225              5,459,836
New York Community Bancorp, Inc. +               443,829              4,744,532
PartnerRe Ltd.                                    62,900              4,085,355
People's United Financial, Inc. +                323,269              4,861,966
SunTrust Banks, Inc.                              23,300                383,285
SVB Financial Group* +                           140,700              3,829,854
Synovus Financial Corp. +                        377,250              1,127,978
Willis Group Holdings Ltd. +                     299,789              7,713,571
--------------------------------------------------------------------------------
                                                                     79,819,854
--------------------------------------------------------------------------------

ENERGY -- 11.0%
Cameron International Corp.*                     163,100              4,615,730
CONSOL Energy, Inc.                              325,300             11,047,188
Denbury Resources, Inc.*                         628,600              9,259,278
Massey Energy Co.                                307,600              6,010,504
Murphy Oil Corp. +                               108,920              5,916,534
National-Oilwell Varco, Inc.*                    320,080             10,453,813
Peabody Energy Corp.                             135,400              4,083,664
Petrohawk Energy Corp.*                          181,000              4,036,300
Smith International, Inc. +                      134,550              3,464,663
Weatherford International Ltd.* +                833,000             16,293,480
--------------------------------------------------------------------------------
                                                                     75,181,154
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Mid Cap Growth Fund (Continued)
--------------------------------------------------------------------------------

                                                                     MARKET
COMMON STOCKS -- 96.4% (CONTINUED)                SHARES             VALUE
--------------------------------------------------------------------------------

MATERIALS -- 5.9%
Commercial Metals Co.                            373,545         $    5,987,926
Crown Holdings, Inc.*                            417,550             10,079,657
Cytec Industries, Inc.                           197,125              3,670,468
Ecolab, Inc.                                     107,800              4,203,122
International Flavors & Fragrances, Inc. +       184,700              6,043,384
Pactiv Corp.*                                    237,900              5,169,567
Yamana Gold, Inc.                                574,400              5,077,696
--------------------------------------------------------------------------------
                                                                     40,231,820
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 3.7%
Avon Products, Inc. +                            147,750              3,808,995
Bunge Ltd. +                                      76,900              4,633,225
HJ Heinz Co.                                     151,000              5,390,700
JM Smucker Co. (The)                             123,750              6,021,675
Molson Coors Brewing Co. +                       129,100              5,464,803
--------------------------------------------------------------------------------
                                                                     25,319,398
--------------------------------------------------------------------------------

UTILITIES -- 3.2%
Consolidated Edison, Inc. +                      144,870              5,421,035
EQT Corp.                                        202,100              7,055,312
Hawaiian Electric Industries, Inc.               212,239              4,045,275
Wisconsin Energy Corp. +                         137,295              5,589,279
--------------------------------------------------------------------------------
                                                                     22,110,901
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 0.8%
NII Holdings, Inc.*                              304,200              5,801,094
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $  661,240,725
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 29.5%
Invesco AIM Liquid Assets Portfolio **       181,679,318         $  181,679,318
Touchstone Institutional
    Money Market Fund^                        20,623,762             20,623,762
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                           $  202,303,080
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 125.9%
(Cost $916,161,767)                                              $  863,543,805

LIABILITIES IN EXCESS OF OTHER ASSETS -- (25.9%)                   (177,602,026)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $  685,941,779
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2009, was $174,184,890.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation in the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Portfolio of Investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                   LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
--------------------------------------------------------------------------------
Common Stock              $661,240,725  $         --  $         --  $661,240,725
Mutual Funds               202,303,080            --            --   202,303,080
                          ------------------------------------------------------
                                                                    $863,543,805

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Notes to Portfolios of Investments
June 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

RECENT ACCOUNTING PRONOUNCEMENTS

In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, "The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles - a replacement of FASB Statement No. 162" ("SFAS 168"). SFAS 168 replaces SFAS No. 162, "The Hierarchy of Generally Accepted Accounting Principles" and establishes the "FASB Accounting Standards CodificationTM" ("Codification") as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP. All guidance contained in the Codification carries an equal level of authority. On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other nongrandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Funds evaluated this new statement, and have determined that it will not have a significant impact on the determination or reporting of the Funds' financial statements.

SECURITY VALUATION

The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees.

The Funds have adopted the Financial Accounting Standards Board (FASB) Statement on Financial Accounting Standards (SFAS) No. 157,"FairValue Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

On April 9, 2009 the FASB issued Staff Position SFAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Indentifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance in estimating fair value under statement No. 157, "Fair Value Measurements" (SFAS 157), when the volume and level of transaction activity for an asset or liability have significantly decreased in relation to normal market activity for the asset or liability. FSP 157-4 also provides additional guidance on circumstances that may indicate a transaction is not orderly. FSP 157-4 is effective for interim and annual periods ending after June 15, 2009, and the Funds have adopted its provisions for the period ending June 30, 2009. FSP 157-4 did not have a significant impact on the Funds' financial position, results of operations, or disclosures for the period ending June 30, 2009.

The aggregate value by input level, as of June 30, 2009, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration.

PORTFOLIO SECURITIES LOANED

Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities.

As of June 30, 2009, the following Funds loaned common stocks and received collateral as follows:

                                     FAIR VALUE OF COMMON         VALUE OF
                                         STOCKS LOANED       COLLATERAL RECEIVED
--------------------------------------------------------------------------------
Diversified Small Cap Growth Fund     $        3,474,775    $        3,585,799
Growth Opportunities Fund             $        7,129,112    $        7,135,620
Large Cap Core Equity Fund            $        9,855,604    $       10,221,995
Large Cap Growth Fund                 $      173,644,832    $      179,465,719
Large Cap Value Fund                  $        2,499,809    $        2,613,739
Mid Cap Growth Fund                   $      174,184,890    $      181,679,318

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan are recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times, be equal to or exceed the face amount of the repurchase agreement.

INVESTMENT INCOME

Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are recorded on an accrual basis.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

FEDERAL TAX INFORMATION

As of June 30, 2009, the Funds had the following federal tax cost resulting in unrealized appreciation (depreciation) as follows:

                                                                                          NET
                                                        GROSS           GROSS          UNREALIZED
                                        FEDERAL      UNREALIZED      UNREALIZED       APPRECIATION
                                       TAX COST     APPRECIATION    DEPRECIATION     (DEPRECIATION)
---------------------------------------------------------------------------------------------------
Diversified Small Cap Growth Fund   $  33,117,953   $   1,826,432   $  (5,284,768)   $  (3,458,336)
Growth Opportunities Fund           $  39,497,860   $   1,890,330   $  (3,826,271)   $  (1,935,941)
Large Cap Core Equity Fund          $  75,365,972   $     537,091   $ (12,027,859)   $ (11,490,768)
Large Cap Growth Fund               $ 918,746,033   $  91,928,716   $ (45,080,128)   $  46,848,588
Large Cap Value Fund                $  17,845,479   $     894,357   $  (4,515,280)   $  (3,620,923)
Mid Cap Growth Fund                 $ 928,134,044   $  47,001,359   $(111,591,598)   $ (64,590,239)

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to a Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

RISKS ASSOCIATED WITH SMALL CAPITALIZATION INVESTING

Emerging growth funds and small cap funds typically carry additional risks since smaller companies generally have a higher risk of failure. Historically, smaller companies have experienced a greater degree than average of market volatility.

SUBSEQUENT EVENTS

The Funds evaluated subsequent events from June 30, 2009, the date of these financial statements, through August 21, 2009, the date these financial statements were issued and available. There were no subsequent events to report that would have a material impact on the Funds' financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Strategic Trust


By:    /s/ Jill T. McGruder
       ---------------------------
Name:  Jill T. McGruder
Title: President

Date:  August 18, 2009

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       ---------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller

Date:  August 18, 2009